Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 2,355	R 3,588
Hedge reserve	1,051	(3,395)	R (214)
Share-based payments	3,106	2,950	2,764
Post-retirement benefit actuarial gain/(loss)	(18)	(4)	R (19)
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Equity instruments designated at fair value through other comprehensive income	135	104
Other	(28)	(24)
Total other reserves	R 6,399	R 3,017